Revenue Recognition - Summary of Sources of Fee for Service Revenue (Detail) - OAK Street Health Inc and Affiliates [Member] - Fee-For-Service [Member] - Other Patient Service Revenue [Member]	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Medicare [Member]
Disclosure Of Sources Of Revenue In Percentage Terms [Line Items]
Concentration risk percentage	51.00%	59.00%	50.00%	55.00%
Humana [Member]
Disclosure Of Sources Of Revenue In Percentage Terms [Line Items]
Concentration risk percentage	8.00%	8.00%	7.00%	11.00%
Other [Member]
Disclosure Of Sources Of Revenue In Percentage Terms [Line Items]
Concentration risk percentage	41.00%	33.00%	43.00%	34.00%